ACCOUNTS PAYABLE, TRADE (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended		1 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Feb. 05, 2013 Ex Director [Member]	Jun. 30, 2013 Hanover Holdings I LLC [Member]	Apr. 04, 2013 Accounts Payable [Member]	Mar. 18, 2013 Accounts Payable [Member]	Jun. 30, 2013 Accounts Payable [Member]
Stock Issued During Period, Shares, Other							252,403
Issuance of Stock and Warrants for Services or Claims			$ 44				$ 2,223
Stock Issued During Period, Shares, Issued for Services			2,929
Loss Contingency, Damages Sought, Value						2,412
Stock Issued During Period Settlement Shares Issued					400,000		856,667
Proceeds From Resale Of Settlement Shares	3,135
Claim Amount Percentage	130.00%
Legal Fees	10
Loss contigency damages additional settlement shares issued	456,667
Loss contigency damages true-up settlement shares							799,722
Loss contigency damages true-up settlement shares cancelled	56,945
Loss On Settlement Of Payables	2,252	0
Past Due Accounts Payable to be Settled through Hanover agreement, Value	37,500
Break Up Fee				$ 3,700
Stock Issued During Period Shares Other For Break Up				2,300,000